Federal Income Tax Matters - Reconciliation of Taxable Income Increase (Decrease) in Net Assets from Operation (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Net increase (decrease) in net assets resulting from operations	$ 3,617,752	$ 16,423,000	$ 16,423,000
Net change in unrealized (appreciation) depreciation on investment transactions		587,000
Other income not currently taxable		(43,000)
Expenses not currently deductible		291,000
Other deductions/losses for tax not book		(74,000)
Other realized gain/loss differences		43,000
Taxable income before deductions for distributions		$ 17,227,000